Provision for contingencies - Additional Information (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Estimated possible losses recognized	R$ 162,213,000	R$ 234,104,000
Judicial deposits	13,317,000	22,507,000
Acquiring Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	22,099,000	19,945,000
Software Civil contingent liability [Member]
Disclosure of other provisions [line items]
Estimated possible losses recognized	26,835,000	25,596,000
Other provisions	29,076,000	28,412,000
Annulment of Tax Debits Regarding Tax Assessment
Disclosure of other provisions [line items]
Estimated possible losses recognized	30,962,000	27,937,000
Probable contingent liability	41,579,000	129,141,000
Annulment of Tax Debits Regarding Tax Assessment | Linx S.A. [Member]
Disclosure of other provisions [line items]
Estimated possible losses recognized	R$ 30,658,000	R$ 29,727,000